Label	Element	Value
AB Tax-Aware Fixed Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-AWARE AB Tax-Aware Fixed Income Opportunities Portfolio (formerly, AB Tax-Aware Fixed Income Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek to maximize after-tax return and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 55 of this Prospectus, in Appendix C—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 121 of the Fund’s Statement of Additional Information (“SAI”).
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing principally in a national portfolio of both municipal and taxable fixed-income securities. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund also invests, under normal circumstances, at least 65% of its total assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers. The income earned and distributed to shareholders on non-municipal securities would not be exempt from federal income tax. The Fund may invest in fixed-income securities rated below investment grade (commonly known as “junk bonds”), although such securities are not expected to be the Fund’s primary focus.
The Adviser selects securities for the Fund based on a variety of factors, including credit quality, maturity, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering federal tax rates and without regard to state and local income taxes). As the objective is to increase the after-tax return of the Fund, an investor in the Fund may incur a tax liability that will generally be greater than the same investor would have in a fund investing exclusively in municipal securities, and that will be higher if the investor is in a higher tax bracket. In addition, the tax implications of the Fund’s trading activity, such as realizing taxable gains, are considered in making purchase and sale decisions for the Fund. The Fund may invest in fixed-income securities of any maturity from short- to long-term.
The Fund may also invest in forward commitments, zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities.
The Fund may use derivatives, such as swaps, options, futures contracts and forwards, to achieve its investment strategies. For example, the Fund may enter into tender option bonds (“TOBs”) and credit default and interest rate swaps relating to municipal and taxable fixed-income securities or securities indices. Derivatives may provide more efficient and economical exposure to fixed-income securities markets than direct investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk:
The value of the Fund’s assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•
Credit Risk:
An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•
Below Investment Grade Securities Risk:
Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

•
Municipal Market Risk:
This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Fund. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.
The Fund invests, from time to time, in the municipal securities of Puerto Rico or other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the 2007-2009 recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment, including as a result of the COVID-19 pandemic. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

•
Tax Risk:
From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

•
Interest Rate Risk:
Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Fund’s returns would likely be adversely affected.

•
Duration Risk:
Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Inflation Risk:
This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Illiquid Investments Risk:
Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

•
Leverage Risk:
To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over the life of the Fund; andhow the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s: Best Quarter was up 5.23%, 4th quarter, 2020; and Worst Quarter was down -8.33%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance TableAverage Annual Total Returns(For the period ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and –Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: –Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2013
AB Tax-Aware Fixed Income Opportunities Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 376
After 3 Years	rr_ExpenseExampleYear03	641
After 5 Years	rr_ExpenseExampleYear05	925
After 10 Years	rr_ExpenseExampleYear10	$ 1,735
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	7.05%
2015	rr_AnnualReturn2015	3.24%
2016	rr_AnnualReturn2016	0.10%
2017	rr_AnnualReturn2017	5.15%
2018	rr_AnnualReturn2018	0.25%
2019	rr_AnnualReturn2019	8.65%
2020	rr_AnnualReturn2020	4.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.33%)
1 Year	rr_AverageAnnualReturnYear01	1.42%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[5]
AB Tax-Aware Fixed Income Opportunities Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 255	[7]
After 3 Years	rr_ExpenseExampleYear03	581
After 5 Years	rr_ExpenseExampleYear05	1,033
After 10 Years	rr_ExpenseExampleYear10	$ 2,289
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2013
AB Tax-Aware Fixed Income Opportunities Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.52%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 53
After 3 Years	rr_ExpenseExampleYear03	268
After 5 Years	rr_ExpenseExampleYear05	501
After 10 Years	rr_ExpenseExampleYear10	$ 1,170
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2013
AB Tax-Aware Fixed Income Opportunities Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.87%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[5]
AB Tax-Aware Fixed Income Opportunities Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[5]
AB Tax-Aware Fixed Income Opportunities Portfolio | Bloomberg Barclays Municipal Bond Unhedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[5]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until January 31, 2022 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .75%, 1.50% and .50% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations agreement will remain in effect until January 31, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
[3]	If interest expense were excluded, net expenses would be as follows: Class A Class C Advisor Class .75% 1.50% .50%
[4]	After-tax returns:–Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;–Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Inception date for all Classes is 12/11/13.
[6]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[7]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.